Cover	Mar. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 06, 2024
Entity File Number	001-38154
Entity Registrant Name	CODA OCTOPUS GROUP, INC.
Entity Central Index Key	0001334325
Entity Tax Identification Number	34-2008348
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3300 S Hiawassee Rd.
Entity Address, Address Line Two	Suite 104-105
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32835
City Area Code	407
Local Phone Number	735-2406
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CODA
Security Exchange Name	NASDAQ